Schedule H, Line 4i - Schedule of Assets (Held at End of Year) 2 2 (Details) - EBP 90-1026709 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Investment, Identifier [Axis]: AmericanFundsNEWPRSPR6FundMember
EBP, Investment, Issuer Name	American Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 282,583
Investment, Identifier [Axis]: BlackRockInvestmentsHighYieldPortfolioMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 65,125
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2030KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 1,894,027
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2035KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 877,189
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2040KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 1,033,953
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2045KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 1,408,316
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2050KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 1,045,138
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2055KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 524,599
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2060KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 256,536
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2065KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 194,643
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndex2070KFundMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 232,122
Investment, Identifier [Axis]: BlackRockInvestmentsLifepathIndexRetirementKFunMember
EBP, Investment, Issuer Name	BlackRock Investments, LLC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 763,801
Investment, Identifier [Axis]: DFAEmergingMarketsCoreEquityPortfolioMember
EBP, Investment, Issuer Name	DFA [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 15,969
Investment, Identifier [Axis]: DWSRREEFRESecuritiesSFundMember
EBP, Investment, Issuer Name	DWS [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 62,748
Investment, Identifier [Axis]: Fidelity500IndexFundMember
EBP, Investment, Issuer Name	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 2,251,120
Investment, Identifier [Axis]: FidelityAdvisorTechnologyFundMember
EBP, Investment, Issuer Name	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 871,852
Investment, Identifier [Axis]: FidelityMidCapIndexFundMember
EBP, Investment, Issuer Name	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 517,246
Investment, Identifier [Axis]: FidelitySmallCapIndexFundMember
EBP, Investment, Issuer Name	Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 311,048
Investment, Identifier [Axis]: FlexPathStrategiesInternationalEquityR1FundMember
EBP, Investment, Issuer Name	FlexPath Strategies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 821,721
Investment, Identifier [Axis]: FlexPathStrategiesLgCapGrFndIIR1FundMember
EBP, Investment, Issuer Name	FlexPath Strategies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 1,921,503
Investment, Identifier [Axis]: FlexPathStrategiesLgCapValueR1FundMember
EBP, Investment, Issuer Name	FlexPath Strategies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 757,759
Investment, Identifier [Axis]: FlexPathStrategiesMidCapGrowthIIIClassR1FundMember
EBP, Investment, Issuer Name	FlexPath Strategies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 203,643
Investment, Identifier [Axis]: FlexPathStrategiesSmallCapGrowthR1FundMember
EBP, Investment, Issuer Name	FlexPath Strategies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 246,790
Investment, Identifier [Axis]: FlexPathStrategiesStableValueR1FundMember
EBP, Investment, Issuer Name	FlexPath Strategies [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 318,620
Investment, Identifier [Axis]: FranklinSmallCapValueFundMember
EBP, Investment, Issuer Name	Franklin [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 221,394
Investment, Identifier [Axis]: JPMorganCoreBondR5FundMember
EBP, Investment, Issuer Name	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 175,056
Investment, Identifier [Axis]: JohnHancockDisciplinedValueMidCapFundMember
EBP, Investment, Issuer Name	John Hancock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 207,755
Investment, Identifier [Axis]: PIMCOIncomeInstitutionalFundMember
EBP, Investment, Issuer Name	PIMCO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 358,690
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	0
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 113,705
Investment, Identifier [Axis]: ParticipantLoansMember | Minimum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Investment, Identifier [Axis]: ParticipantLoansMember | Maximum [Member]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Dec. 31, 2030
Investment, Identifier [Axis]: WaterstoneFinancialIncCommonStockMember
EBP, Investment, Issuer Name	Waterstone Financial [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status	EBP, Participant-Directed [Member]
Investment, current value	$ 605,614